Capital structure and financial items - Financial risks - Key currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2022 kr / $ kr / $ kr / ¥ kr / £ kr / ¥	Dec. 31, 2021 kr / $ kr / $ kr / £ kr / ¥ kr / ¥	Dec. 31, 2020 kr / $ kr / $ kr / ¥ kr / ¥ kr / £
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / $	708	629	654
Closing foreign exchange rate | kr / $	697	657	606
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / ¥	105	97	95
Closing foreign exchange rate | kr / ¥	101	103	93
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / ¥	5.40	5.73	6.13
Closing foreign exchange rate | kr / ¥	5.29	5.70	5.88
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / $	543	502	488
Closing foreign exchange rate | kr / $	515	517	474
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / £	873	865	839
Closing foreign exchange rate | kr / £	838	885	824